INCOME TAXES - Provision (Benefit) For Income Taxes (Details) - USD ($) $ in Thousands	3 Months Ended		4 Months Ended	8 Months Ended	12 Months Ended
	Apr. 04, 2021	Mar. 29, 2020	Jan. 03, 2021	Aug. 28, 2020	Dec. 29, 2019	Dec. 30, 2018
Current:
Federal			$ 0	$ 0	$ 140	$ (142)
State			(219)	1,301	1,057	1,161
Total current			(219)	1,301	1,197	1,019
Deferred:
Federal			(528)	3,197	1,650	412
State			480	(525)	299	488
Total deferred			(48)	2,672	1,949	900
Total	$ 1,004	$ 1,458	$ (267)	$ 3,973	$ 3,146	$ 1,919